Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	Pursuant to recently-adopted SEC rules, the Company is providing the following information about the relationship between compensation actually paid to the Company’s Principal Executive Officer (the “PEO”), Mr. Chen, and other Named Executive Officers (collectively, the “non-PEO NEOs”) and certain financial performance metrics of the Company.

Fiscal Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3,4]	Average Compensation Actually Paid to Non PEO NEOs[2,3]	Value of Initial Fixed $100 Investment Based On:		Net Income[7] (Millions)	Compensation Selected Measure (Revenue)[7] (Millions)
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$3,015,850	($15,424,150)	$1,676,613	$1,108,219	$75.05	$124.34	($734)	$656
2022	$3,017,877	($43,182,123)	$3,128,467	$3,572,235	$132.88	$129.90	$12	$718
2021	$3,006,608	$36,376,608	$3,146,625	$11,502,635	$194.39	$111.05	($1,104)	$893
[1] The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Chen for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (the “SCT”).
[2] The amounts shown in the table below were deducted from or added to the SCT total compensation, as applicable, in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to the PEO and the average CAP to the non-PEO NEOs.
[3] The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Steve Rai (2021-2023); John Giamatteo (2022-2023); Mattias Eriksson (2022-2023); Phil Kurtz (2023); Sai Yuen (Billy) Ho (2021-2022); Tom Eacobacci (2021); and Marjorie Dickman (2021).
[4] The dollar amounts reported in column (d) reflect the average amounts of total compensation reported for non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT.
[5] Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and at the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends during the last three fiscal years.
[6] Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group for which the TSR is provided in column (g) is the Standard and Poor’s TSX Capped Composite Index.
7 As reported in the Company’s 10-K report for the respective fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Steve Rai (2021-2023); John Giamatteo (2022-2023); Mattias Eriksson (2022-2023); Phil Kurtz (2023); Sai Yuen (Billy) Ho (2021-2022); Tom Eacobacci (2021); and Marjorie Dickman (2021).
Peer Group Issuers, Footnote [Text Block]	The peer group for which the TSR is provided in column (g) is the Standard and Poor’s TSX Capped Composite Index.
PEO Total Compensation Amount	$ 3,015,850	$ 3,017,877	$ 3,006,608
PEO Actually Paid Compensation Amount	$ (15,424,150)	(43,182,123)	36,376,608
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid

In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table total compensation to determine the Compensation Actually Paid for the PEO and average non-PEO NEO for each year:

	Chen FY2023	Chen FY2022	Chen FY2021	Non-PEO NEO Average FY2023	Non-PEO NEO Average FY2022	Non-PEO NEO Average FY2021
Summary Compensation Table Total Compensation	$3,015,850	$3,017,877	$3,006,608	$1,676,613	$3,128,467	$3,146,625
(Minus) total reported fair value of all equity awards granted in year	$0	$0	$0	($1,024,822)	($2,536,926)	($2,532,909)
Plus fair value as of year-end of equity awards granted in year and outstanding and unvested as of year-end	$0	$0	$0	$1,029,731	$1,910,152	$5,382,283
Plus or (Minus) year-over-year change, as of year-end, in fair value of awards granted in prior years and outstanding and unvested as of year-end	($15,840,000)	($52,920,000)	$33,870,000	($420,544)	$1,074,076	$5,522,024
Plus or (Minus) year-over-year change, as of year-end, in fair value of awards that vested in the year	($2,600,000)	$6,720,000	($500,000)	($152,758)	($3,534)	($15,388)
Total Compensation Actually Paid	($15,424,150)	($43,182,123)	$36,376,608	$1,108,219	$3,572,235	$11,502,635

All fair values were determined using the closing price of the Common Shares on the NYSE as of the date of grant or vesting, as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 1,676,613	3,128,467	3,146,625
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,108,219	3,572,235	11,502,635
Equity Valuation Assumption Difference, Footnote [Text Block]	All fair values were determined using the closing price of the Common Shares on the NYSE as of the date of grant or vesting, as applicable.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. TSR

The chart below illustrates the relationship between the CAP amounts of the PEO and other NEOs and the Company’s TSR over the past three fiscal years. The TSR trend line represents the value of a $100 investment made on February 29, 2020.

Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income The chart below illustrates the relationship between the CAP amounts of the PEO and other NEOs and the Company’s net income over the past three fiscal years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Revenue The chart below illustrates the relationship between the CAP amounts of the PEO and other NEOs and the Company’s revenue over the past three fiscal years.
Total Shareholder Return Vs Peer Group [Text Block]
Company TSR vs. Peer Group TSR

The chart below compares the Company’s TSR and the performance of the Standard and Poor’s TSX Capped Composite Index over the past three fiscal years. The graph represents the values of $100 investments made on February 29, 2020.

Tabular List [Table Text Block]
Most Important Financial Performance Measures

The financial performance metrics used to determine the Fiscal 2023 CAP for the PEO were Software and Services Billings (ACV), Software and Services Controllable Contribution Margin, Non-GAAP Earnings Per Share and the market price of the Common Shares.

The financial performance metrics used to determine the Fiscal 2023 CAP for the non-PEO NEOs were Software and Services Billings (ACV), Software and Services Controllable Contribution Margin, Non-GAAP Earnings Per Share, Cybersecurity Billings (ACV), Cybersecurity Controllable Contribution Margin, IoT Revenue and IoT Controllable Contribution Margin.

See “D. Executive Compensation Decision-Making – 3. Compensation Elements and Company Goals – Annual Incentives” in the CD&A section of this Management Proxy Circular for information on these metrics.

Total Shareholder Return Amount	$ 75.05	132.88	194.39
Peer Group Total Shareholder Return Amount	124.34	129.9	111.05
Net Income (Loss)	$ (734)	$ 12	$ (1,104)
Company Selected Measure Amount	656	718	893
PEO Name	Mr. Chen
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Software and Services Billings (ACV)
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Software and Services Controllable Contribution Margin
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	market price of the Common Shares
PEO [Member] | (Minus) Total Reported Fair Value of All Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Plus fair value as of year-end of equity awards granted in year and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards granted in prior years and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,840,000)	(52,920,000)	33,870,000
PEO [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,600,000)	6,720,000	(500,000)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Software and Services Billings (ACV)
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Software and Services Controllable Contribution Margin
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cybersecurity Billings (ACV)
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cybersecurity Controllable Contribution Margin
Non-PEO NEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	IoT Revenue
Non-PEO NEO [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	IoT Controllable Contribution Margin
Non-PEO NEO [Member] | (Minus) Total Reported Fair Value of All Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,024,822)	(2,536,926)	(2,532,909)
Non-PEO NEO [Member] | Plus fair value as of year-end of equity awards granted in year and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,029,731	1,910,152	5,382,283
Non-PEO NEO [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards granted in prior years and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(420,544)	1,074,076	5,522,024
Non-PEO NEO [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (152,758)	$ (3,534)	$ (15,388)